Shareholder Report	2 Months Ended	6 Months Ended
	Mar. 01, 2024	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Forum Funds
Entity Central Index Key		0000315774
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2024
C000068024
Shareholder Report [Line Items]
Fund Name		The BeeHive Fund
Trading Symbol		BEEHX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the The BeeHive Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the The BeeHive Fund for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at www.thebeehivefund.com. You can also request this information by contacting us at (866) 684-4915.

Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(866) 684-4915
Additional Information Website		www.thebeehivefund.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The BeeHive Fund	$51	0.98%

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

In the first half of 2024, the fund increased +6.81%, net of fees, which compared to the S&P 500 benchmark +15.29%. From a sector level, the underperformance was driven by a few factors:

  an underweight allocation to information technology, which meaningfully outperformed the benchmark,

  an overweight to financials and materials, which underperformed the benchmark

Partly offset by:

  an overweight to communication services, which outperformed an underweight to energy and industrials, which underperformed.

Stock selection within communications services, information technology, and consumer also hurt the relative performance, particularly as it related to the performance of several large-cap stocks which the fund does not own as detailed below.

Top Contributors

Top Detractors

  Microsoft (MSFT)

  Oracle (ORCL)

  JPMorgan Chase & Co. (JPM)

  Chubb (CB)

  Fiserv (FI)

  Apple (APPL)

  Adobe (ADBE)

  Nestle (NSRGY)

  Crown Holdings (CCK)

  Berry Global (BERY)

Performance Past Does Not Indicate Future [Text]		The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	The BeeHive Fund	S&P 500® Index
06/30/14	$10,000	$10,000
09/30/14	$9,666	$10,113
12/31/14	$10,111	$10,612
03/31/15	$10,104	$10,712
06/30/15	$10,304	$10,742
09/30/15	$9,395	$10,051
12/31/15	$9,968	$10,758
03/31/16	$9,697	$10,903
06/30/16	$9,551	$11,171
09/30/16	$10,055	$11,602
12/31/16	$10,577	$12,045
03/31/17	$11,044	$12,776
06/30/17	$11,578	$13,170
09/30/17	$11,793	$13,760
12/31/17	$11,747	$14,675
03/31/18	$11,423	$14,563
06/30/18	$11,369	$15,064
09/30/18	$12,163	$16,225
12/31/18	$10,457	$14,031
03/31/19	$12,237	$15,946
06/30/19	$13,235	$16,633
09/30/19	$13,474	$16,915
12/31/19	$14,250	$18,449
03/31/20	$11,493	$14,834
06/30/20	$13,370	$17,881
09/30/20	$14,795	$19,478
12/31/20	$16,472	$21,844
03/31/21	$17,325	$23,193
06/30/21	$18,501	$25,175
09/30/21	$18,322	$25,322
12/31/21	$19,897	$28,114
03/31/22	$18,808	$26,821
06/30/22	$16,024	$22,503
09/30/22	$14,862	$21,404
12/31/22	$16,112	$23,023
03/31/23	$17,252	$24,749
06/30/23	$18,586	$26,912
09/30/23	$18,099	$26,031
12/31/23	$19,455	$29,075
03/31/24	$20,373	$32,144
06/30/24	$20,780	$33,521

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
The BeeHive Fund	11.80%	9.44%	7.59%
S&P 500® Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]
AssetsNet		$ 163,486,113
Holdings Count | Holding		32
Advisory Fees Paid, Amount		$ 602,758
InvestmentCompanyPortfolioTurnover		1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$163,486,113
# of Portfolio Holdings	32
Portfolio Turnover Rate	1%
Investment Advisory Fees (Net of fees waived and expenses reimbursed)	$602,758

Holdings [Text Block]

Sector Weightings

(% total investments)*

Value	Value
Information Technology	28.7%
Financials	23.2%
Communication Services	15.2%
Health Care	12.4%
Consumer Staples	9.1%
Materials	5.6%
Consumer Discretionary	3.8%
Real Estate	2.0%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% of investments)*

Microsoft Corp.	13.40%
Apple, Inc.	6.10%
Alphabet, Inc., Class A	5.54%
Oracle Corp.	5.22%
Alphabet, Inc., Class C	5.10%
Thermo Fisher Scientific, Inc.	4.81%
Chubb, Ltd.	4.53%
JPMorgan Chase & Co.	3.95%
Intercontinental Exchange, Inc.	3.63%
Elevance Health, Inc.	3.46%

* excluding cash equivalents

Material Fund Change [Text Block]		Material Fund Changes Effective March 1, 2024, the Fund's shareholders approved a new investment advisory agreement between Forum Funds, on behalf of The BeeHive Fund, and Cannell & Spears, LLC.
Material Fund Change Adviser [Text Block]		the Fund's shareholders approved a new investment advisory agreement between Forum Funds, on behalf of The BeeHive Fund, and Cannell & Spears, LLC.